Shareholders’ Equity (Details) - USD ($) $ in Thousands				6 Months Ended
	Jun. 30, 2025	May 15, 2025	Jan. 13, 2025	Jun. 30, 2025	Jun. 30, 2024
Shareholders’ Equity [Line Items]
Sale of ordinary shares (in Shares)	2,127,961
Gross proceeds of ordinary shares				$ 2,647	$ 4,727
Aggregate net proceeds	$ 2,647
Vesting period		3 years
RSU fair value		$ 924
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Restricted ordinary shares (in Shares)		924,048
Common Stock [Member]
Shareholders’ Equity [Line Items]
Gross proceeds of ordinary shares	$ 2,851
Maxim Group LLC [Member]
Shareholders’ Equity [Line Items]
Sale of stock amount			$ 13,960
Gross sales price percentage			2.50%